BRUCE FUND, INC.

20 North Wacker Drive

Suite 2414

Chicago, Illinois 60606

(312) 236-9160

November 1, 2022

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re: Bruce Fund, Inc. (“Registrant”) (SEC File Nos. 811-1528 and 2-27183)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Bruce Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 57 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 57 has been filed electronically.

If you have any questions or would like further information, please contact me at (312) 236-9160.

Sincerely,

/s/ R. Jeffrey Bruce

R. Jeffrey Bruce

Vice President and Secretary